Employee Benefits	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Employee Benefits
12.	Employee Benefits

Details of the employee benefits are as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Salaries and wages	2,876	2,451	5,505	4,182
WBSO subsidy	(733)	(953)	(1,900)	(2,005)
Social security premiums	198	146	449	293
Health insurance	69	36	188	62
Pension costs	188	181	390	322
Share award expense	2,109	3,254	4,554	7,880
Other personnel expense	224	148	433	264

Total employee benefits expense	4,931	5,263	9,619	10,998

Share-based payment expenses (see Note 9) were recognized as employee benefit expenses as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Research and development costs	714	673	1,525	1,798
Management and administrative costs	1,343	2,376	2,852	5,782
Other expenses	52	205	177	300

	2,109	3,254	4,554	7,880

Subsidies earned under the WBSO relating to eligible research and development costs are deferred and recognized in the Company’s income statement as a reduction to labor costs over the period labor costs are expected to be incurred. The Company has received and recognized subsidies of €0.7 million and €1.9 million for the three- and six-month periods ended June 30, 2018, respectively, as compared to €1.0 million and €2.0 million for the three- and six-month periods ended June 30, 2017, respectively. The decrease in subsidies is primarily attributable to the decrease in eligible payroll tax withholdings during the same period.

The Company’s headcount at June 30, 2018 was approximately 85 full-time equivalents and consisted of 70 employees in the Netherlands and 15 employees in the United States. A total of 18 employees who are devoted to activities other than research and development and overall management of the Company were included under management and administration costs for the three- and six-month periods ended June 30, 2018.

The Company’s headcount at June 30, 2017 was approximately 64 full-time equivalents and consisted of 55 employees in the Netherlands and nine employees in the United States. A total of 13 employees who were devoted to activities other than research and development and overall management of the Company were included under management and administration costs for the three- and six-month periods ended June 30, 2017.